Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2025
Focused Appreciation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Appreciation Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy, hold, and sell interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects adjustments made to the Portfolio’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio focuses on stocks of large-capitalization companies, but may invest in companies of any size. For this purpose, large-capitalization companies are those with a market capitalization in excess of $5 billion at the time of purchase.The adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns or invested capital, and management teams focused on creating long-term value for shareholders. Long-term structural growth drivers are dynamics that in the manager’s opinion are not likely to change for five years or longer such as the transition of consumer shopping from in-store to online. The adviser aims to invest in companies when they trade at a significant discount to the estimate of their intrinsic value. The intrinsic value of a company is the true worth of its business as perceived by the portfolio managers, which may not be fully reflected in the market price of its stock. The adviser calculates the intrinsic value of a company by the discounted net present value of future cash flows. The Portfolio normally invests across a wide range of sectors and industries. The Portfolio’s sector exposure relative to its benchmark is driven by the adviser’s stock selection process and, as a result, may at times have a relatively high percentage of its assets invested in a particular sector.The adviser utilizes a “focused” investment strategy resulting in the Portfolio investing primarily in a core group of 30-40 securities. The Portfolio may at times exceed this range. The Portfolio invests primarily in common stocks. The Portfolio may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (ADRs) and emerging market securities. The Portfolio may also invest in real estate investment trusts (REITs). The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means it may hold a larger position in a particular company or smaller number of companies than a “diversified” fund.The Portfolio may sell an investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio's investment strategy (Strategy Index). The table also shows the Portfolio's returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of an index that closely aligns with the Portfolio's investment strategy (Strategy Index). The table also shows the Portfolio's returns against an index that represents the overall securities market (Broad-Based Index), which the Portfolio has added to comply with new regulatory requirements.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Portfolio has added this broad-based index in response to new regulatory requirements.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter/YearReturnBest Quarter2nd quarter, 202024.14%Worst Quarter2nd quarter, 2022-22.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return  <br/>(for periods ended December 31, 2024)
Focused Appreciation Portfolio | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk – The Portfolio is classified as a non-diversified fund and is permitted to invest a greater portion of its assets in a single security or a small number of securities. As a result, an increase or decrease in the value of single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.
Focused Appreciation Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
Focused Appreciation Portfolio | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
Focused Appreciation Portfolio | ADR Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•ADR Risk – ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to dividends and capital gains on the underlying foreign shares. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. They are subject to many of the risks associated with direct investments in foreign securities, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. The Portfolio is also subject to fees and the credit risk of the financial institution holding the ADRs. ADRs may be “sponsored,” meaning that they are implemented by a financial institution in collaboration with the issuing foreign company, or “unsponsored,” meaning that the financial institution created the instrument without the sponsorship or direct involvement of the foreign company. Differing registration requirements apply to each type of ADR. ADRs may transact on exchanges or on over-the-counter markets (“OTC”). Conducting transactions in OTC markets may result in higher costs, a lack of pricing transparency and lower liquidity when compared with exchange-based transactions. Risks associated with different ADR types will vary, based upon differences in registration, reporting and disclosure requirements that apply to such ADRs and the characteristics of the market in which transactions for the particular ADR are conducted.
Focused Appreciation Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in the value of its holdings compared with investments made in U.S. securities or in foreign, developed countries. Investments in emerging markets may be subject to political, economic, legal, market, and currency risks. Emerging market securities trade in smaller markets which may experience significant price and market volatility, fluctuations in currency values, interest rates and commodity prices, higher transaction costs, and the increased likelihood of the occurrence of trading difficulties, such as delays in executing, clearing and settling Portfolio transactions or in receiving payment of dividends. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting, financial reporting, and recordkeeping standards, and more limited investor protection provisions when compared with developed economies. Emerging market risks also may include unpredictable and changing political, economic and tax policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions in certain investments by other countries, such as the United States.
Focused Appreciation Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
Focused Appreciation Portfolio | Foreign Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
Focused Appreciation Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Investment Style Risk – A Portfolio managed using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
Focused Appreciation Portfolio | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
Focused Appreciation Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Liquidity Risk – Certain of the Portfolio’s investments, such as small cap stocks and foreign securities, in particular emerging market securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
Focused Appreciation Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Focused Appreciation Portfolio | Mid and Small Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
Focused Appreciation Portfolio | REITs Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•REITs Risk – Investments in REITs are subject to the types of risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; property taxes and operating losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, may not be diversified geographically or by property type, and may be subject to self-liquidation.
Focused Appreciation Portfolio | Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Sector Focus Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio is underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
Focused Appreciation Portfolio | Underlying Portfolio Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Focused Appreciation Portfolio | Focused Appreciation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.61%	[1]
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	399
10 Years	rr_ExpenseExampleYear10	$ 906
2015	rr_AnnualReturn2015	13.64%
2016	rr_AnnualReturn2016	5.87%
2017	rr_AnnualReturn2017	33.62%
2018	rr_AnnualReturn2018	(2.34%)
2019	rr_AnnualReturn2019	31.97%
2020	rr_AnnualReturn2020	32.55%
2021	rr_AnnualReturn2021	18.90%
2022	rr_AnnualReturn2022	(27.83%)
2023	rr_AnnualReturn2023	50.99%
2024	rr_AnnualReturn2024	34.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
1 Yr	rr_AverageAnnualReturnYear01	34.43%
5 Yr	rr_AverageAnnualReturnYear05	18.22%
10 Yr	rr_AverageAnnualReturnYear10	16.94%
Focused Appreciation Portfolio | Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	33.36%
5 Yr	rr_AverageAnnualReturnYear05	18.96%
10 Yr	rr_AverageAnnualReturnYear10	16.78%
Focused Appreciation Portfolio | S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.02%	[2]
5 Yr	rr_AverageAnnualReturnYear05	14.53%	[2]
10 Yr	rr_AverageAnnualReturnYear10	13.10%	[2]

[1]	The Portfolio's investment adviser has contractually agreed to waive a portion of its management fee. This contractual agreement will continue through at least April 30, 2026 and may not be terminated prior to that date without action by the Board of Directors.
[2]	The Portfolio has added this broad-based index in response to new regulatory requirements.